Contract balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers - Accounts receivable [Member] - CNY (¥)
¥ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
Contract balances (Details) - Schedule of contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers [Line Items]
Accounts receivable		¥ 67,620	¥ 52,866
Less: Allowance for doubtful debts	[1]	(23,329)	(25,853)
Accounts receivable, net		44,291	27,013
Contract assets		5,323	6,194
Deferred revenue
-current		213,006	341,934
-non-current		35,546	46,927
Financial liabilities from contracts with customers		¥ 337,932	¥ 384,561

[1]	Changes in the allowance for doubtful accounts were as follows: